Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2019
Exploration For And Evaluation Of Mineral Resources [Abstract]
Schedule of Exploration and Evaluation Assets

($ millions)	2019	2018
Exploration and evaluation assets at cost	1,848.1	2,325.0
Accumulated amortization	(1,602.6)	(1,852.4)
Net carrying amount	245.5	472.6

Reconciliation of movements during the year
Cost, beginning of year	2,325.0	2,305.1
Accumulated amortization, beginning of year	(1,852.4)	(1,670.2)
Net carrying amount, beginning of year	472.6	634.9

Net carrying amount, beginning of year	472.6	634.9
Acquisitions through business combinations, net	7.3	10.2
Additions	384.9	673.3
Dispositions	(101.9)	(7.5)
Transfers to property, plant and equipment	(380.6)	(705.9)
Amortization	(129.1)	(157.2)
Foreign exchange	(7.7)	24.8
Net carrying amount, end of year	245.5	472.6

($ millions)	2019	2018
Development and production assets	23,038.6	26,635.3
Corporate assets	117.2	114.6
Property, plant and equipment at cost	23,155.8	26,749.9
Accumulated depletion, depreciation and impairment	(15,314.2)	(16,319.7)
Net carrying amount	7,841.6	10,430.2

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	26,635.3	25,881.1
Accumulated depletion and impairment, beginning of year	(16,262.2)	(11,877.1)
Net carrying amount, beginning of year	10,373.1	14,004.0

Net carrying amount, beginning of year	10,373.1	14,004.0
Acquisitions through business combinations, net	8.7	12.2
Additions	1,075.7	1,083.6
Dispositions, net	(1,230.9)	(523.8)
Transfers from exploration and evaluation assets	380.6	705.9
Reclassified as assets held for sale	(195.0)	—
Depletion	(1,087.4)	(1,412.4)
Impairment	(1,466.4)	(3,704.8)
Foreign exchange	(70.8)	208.4
Net carrying amount, end of year	7,787.6	10,373.1

Cost, end of year	23,038.6	26,635.3
Accumulated depletion and impairment, end of year	(15,251.0)	(16,262.2)
Net carrying amount, end of year	7,787.6	10,373.1

Corporate assets
Cost, beginning of year	114.6	106.4
Accumulated depreciation, beginning of year	(57.5)	(48.0)
Net carrying amount, beginning of year	57.1	58.4

Net carrying amount, beginning of year	57.1	58.4
Additions	2.9	7.7
Depreciation	(5.9)	(9.2)
Foreign exchange	(0.1)	0.2
Net carrying amount, end of year	54.0	57.1

Cost, end of year	117.2	114.6
Accumulated depreciation, end of year	(63.2)	(57.5)
Net carrying amount, end of year	54.0	57.1